Commitments, contingencies and guarantees - Maturity Information on Derivative Contracts and Standby Letters of Credit and Other Guarantees (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014		Mar. 31, 2013
Derivative contracts [Member]
Guarantees [Line Items]
Carrying value	¥ 5,155,198	[1],[2]	¥ 4,510,650	[1],[2]
Maximum potential payout /Notional total	195,466,506	[1],[2]	123,980,481	[1],[2]
Derivative contracts [Member] | Less than 1 year,Years to Maturity, Maximum potential payout/ Notional [Member]
Guarantees [Line Items]
Maximum potential payout /Notional total	75,949,799
Derivative contracts [Member] | 1 to 3 years, Years to Maturity, Maximum potential payout/ Notional [Member]
Guarantees [Line Items]
Maximum potential payout /Notional total	48,551,110
Derivative contracts [Member] | 3 to 5 years, Years to Maturity, Maximum potential payout/ Notional [Member]
Guarantees [Line Items]
Maximum potential payout /Notional total	16,872,972
Derivative contracts [Member] | More than 5 years, Years to Maturity, Maximum potential payout/ Notional [Member]
Guarantees [Line Items]
Maximum potential payout /Notional total	54,092,625
Standby letters of credit and other guarantees [Member]
Guarantees [Line Items]
Carrying value	276	[3]	277	[3]
Maximum potential payout /Notional total	11,509	[3]	9,084	[3]
Standby letters of credit and other guarantees [Member] | Less than 1 year,Years to Maturity, Maximum potential payout/ Notional [Member]
Guarantees [Line Items]
Maximum potential payout /Notional total	334
Standby letters of credit and other guarantees [Member] | 1 to 3 years, Years to Maturity, Maximum potential payout/ Notional [Member]
Guarantees [Line Items]
Maximum potential payout /Notional total	2,668
Standby letters of credit and other guarantees [Member] | 3 to 5 years, Years to Maturity, Maximum potential payout/ Notional [Member]
Guarantees [Line Items]
Maximum potential payout /Notional total	2
Standby letters of credit and other guarantees [Member] | More than 5 years, Years to Maturity, Maximum potential payout/ Notional [Member]
Guarantees [Line Items]
Maximum potential payout /Notional total	¥ 8,505

[1]	Credit derivatives are disclosed in Note 3 "Derivative instruments and hedging activities" and are excluded from derivative contracts.
[2]	Derivative contracts primarily consist of equity, interest rate and foreign exchange contracts.
[3]	Collaterals held in connection with standby letters of credit and other guarantees as of March 31, 2013 and March 31, 2014 were \6,374 million and \6,487 million, respectively.